17. Subsequent Events	12 Months Ended
Jul. 31, 2019
Notes
17. Subsequent Events

17. Subsequent Events

a)      Subsequent to year end, the Company issued 9,165,000 common shares pursuant to warrant exercises for gross proceeds of $458,250.

b)      Subsequent to year end, the Company entered into a definitive Membership Interest Purchase Agreement and obtained 100% interest in two covenant cultivation licenses and a processing license (Collectively, “Licenses”) in the county of Orange, in the Commonwealth of the state of Massachusetts in lieu of the forgiveness of the Framework Agreement Promissory Note (Note 6).